Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2019 is $7,465 million, with associated liabilities of $1,393 million. These principally relate to two material disposal transactions which have been classified as held for sale in the group balance sheet.
On 27 August 2019, BP announced that it had agreed to sell all its Alaska operations and interests to Hilcorp Energy for up to $5.6 billion, subject to customary closing adjustments, of which $1.6 billion is contingent on future cash flows. The sale will include BP’s entire upstream and midstream business in the state, including BP Exploration (Alaska) Inc., which owns all of BP’s upstream oil and gas interests in Alaska, and BP Pipelines (Alaska) Inc.’s 49% interest in the Trans Alaska Pipeline System (TAPS). BP will retain decommissioning liability relating to TAPS, which will be partially offset by a 30% cost reimbursement from Hilcorp. The deal, which is subject to governmental authorizations, is expected to complete during 2020. Assets of $6,518 million and associated liabilities of $969 million relating to this transaction are classified as held for sale at 31 December 2019.
In November 2019, BP agreed to sell its interests in the San Juan basin in Colorado and New Mexico to IKAV. The deal is expected to complete during the first half of 2020. Assets and associated liabilities relating to this transaction are classified as held for sale at 31 December 2019.
The total assets and liabilities held for sale, which are all in the Upstream segment, are set out in the table below.

$ million
2019
Property, plant and equipment	6,359
Intangible assets	610
Investments in associates	43
Inventories	318
Trade and other receivables	135
Assets classified as held for sale	7,465
Trade and other payables	(33)
Lease liabilities	(280)
Provisions	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	(68)
Liabilities directly associated with assets classified as held for sale	(1,393)